Parent Company Statements	12 Months Ended
Dec. 31, 2011
Parent Company Statements [Abstract]
Parent Company Statements

24. Parent Company Statements

The Parent Company statements should be read in conjunction with the consolidated financial statements and the information set forth below.

Investments in subsidiaries are accounted for using the equity method of accounting.

The effective tax rate for the Parent Company is substantially less than the statutory rate due principally to tax-exempt dividends from subsidiaries.

Cash represents noninterest bearing deposits with a bank subsidiary.

Net cash provided by operating activities reflects cash payments (received from subsidiaries) for income taxes of $4.21 million, $5.97 million and $5.22 million in 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, stockholders' equity reflected in the Parent Company balance sheet includes $146.6 million and $143 million, respectively, of undistributed earnings of the Corporation's subsidiaries which are restricted from transfer as dividends to the Corporation.

Balance Sheets
	December 31,
(In thousands)	2011	2010
Assets:
Cash	$140,607	$160,011
Investment in subsidiaries	602,270	601,201
Debentures receivable from subsidiary banks	5,000	5,000
Other investments	2,280	1,451
Other assets	90,438	69,845
Total assets	$840,595	$837,508

Liabilities:
Dividends payable	$-	$-
Subordinated notes	50,250	50,250
Other liabilities	47,981	57,550
Total liabilities	98,231	107,800
Total stockholders' equity	742,364	729,708
Total liabilities and stockholders' equity	$840,595	$837,508

Statements of Income
	For the Years ended December 31,
(in thousands)	2011	2010	2009
Income:
Dividends from subsidiaries	$105,000	$80,000	$75,000
Interest and dividends	4,669	4,789	4,715
Other	(2,653)	411	489
Total income	107,016	85,200	80,204
Expense:
Other, net	11,721	12,632	10,322
Total expense	11,721	12,632	10,322
Income before federal taxes and equity in undistributed losses of subsidiaries	95,295	72,568	69,882
Federal income tax benefit	4,799	5,993	6,210
Income before equity in undistributed losses of subsidiaries	100,094	78,561	76,092
Equity in undistributed losses of subsidiaries	(17,954)	(20,460)	(1,900)
Net income	$82,140	$58,101	$74,192

Statements of Cash Flows
	For the Years ended December 31,
(In thousands)	2011	2010	2009
Operating activities:
Net income	$82,140	$58,101	$74,192
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed losses of subsidiaries	17,954	20,460	1,900
Other than temporary impairment charge, investments	(560)	23	140
(Increase) decrease in other assets	(20,204)	7,321	(18,420)
(Decrease) increase in other liabilities	(9,575)	(3,763)	24,178
Net cash provided by operating activities	69,755	82,142	81,990

Investing activities:
Purchase of investment securities	(250)	-	(113)
Capital contribution to subsidiary	(26,000)	(52,000)	(37,000)
Repayment of debentures receivable from subsidiaries	-	2,500	-
Net cash used in investing activities	(26,250)	(49,500)	(37,113)

Financing activities:
Cash dividends paid	(62,907)	(62,076)	(58,035)
Proceeds from issuance of common stock and warrants	-	33,541	53,475
Proceeds from issuance of subordinated notes	-	-	35,250
Cash payment for fractional shares	(2)	(4)	(2)
Proceeds from issuance of preferred stock	-	-	-
Net cash (used in) provided by financing activities	(62,909)	(28,539)	30,688
(Decrease) increase in cash	(19,404)	4,103	75,565
Cash at beginning of year	160,011	155,908	80,343
Cash at end of year	$140,607	$160,011	$155,908